Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 58.2%
Information Technology - 12.8%
Communications Equipment - 1.0%
Ciena Corp. (a)	9,235	$394,242
Cisco Systems, Inc.	293,821	14,091,655
F5 Networks, Inc. (a)	34,975	4,884,259
NetScout Systems, Inc. (a)	16,430	395,470

		19,765,626

Electronic Equipment, Instruments & Components - 0.5%
Avnet, Inc.	5,395	228,964
Belden, Inc.	7,826	430,430
CDW Corp./DE	51,104	7,299,695
IPG Photonics Corp. (a)	2,900	420,268
Littelfuse, Inc.	2,890	552,857
Novanta, Inc. (a)	7,520	665,069
TTM Technologies, Inc. (a)	30,293	455,910
Vishay Intertechnology, Inc.	5,850	124,546

		10,177,739

IT Services - 2.5%
Amdocs Ltd.	6,419	463,387
Automatic Data Processing, Inc.	53,754	9,165,057
Fidelity National Information Services, Inc.	62,607	8,708,008
Genpact Ltd.	9,506	400,868
Jack Henry & Associates, Inc.	6,052	881,595
PayPal Holdings, Inc. (a)	81,658	8,832,946
Visa, Inc.-Class A	123,123	23,134,812

		51,586,673

Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.	38,245	12,086,185
Cree, Inc. (a)	5,190	239,518
Cypress Semiconductor Corp.	19,640	458,201
Entegris, Inc.	14,840	743,336
Inphi Corp. (a)	8,730	646,195
Intel Corp.	83,604	5,003,699
Kulicke & Soffa Industries, Inc.	19,136	520,499
Lattice Semiconductor Corp. (a)	34,983	669,575
MaxLinear, Inc.-Class A (a)	17,982	381,578
ON Semiconductor Corp. (a)	21,050	513,199
Texas Instruments, Inc.	110,007	14,112,798
Universal Display Corp.	2,782	573,287
Xilinx, Inc.	38,723	3,785,948

		39,734,018

Software - 4.8%
Adobe, Inc. (a)	16,268	5,365,349
Anaplan, Inc. (a)	12,622	661,393
ANSYS, Inc. (a)	2,408	619,843
Aspen Technology, Inc. (a)	7,437	899,356
Avalara, Inc. (a)	7,980	584,535
Cerence, Inc. (a)	4,175	94,480

Company	Shares	U.S. $ Value
Check Point Software Technologies Ltd. (a)	59,202	$6,569,054
Citrix Systems, Inc.	47,902	5,312,332
CommVault Systems, Inc. (a)	10,514	469,345
Elastic NV (a)	8,620	554,266
Fair Isaac Corp. (a)	1,150	430,882
HubSpot, Inc. (a)	4,280	678,380
Manhattan Associates, Inc. (a)	9,180	732,105
Microsoft Corp. (b)	392,575	61,909,077
Nuance Communications, Inc. (a)	33,402	595,558
Oracle Corp. (b)	193,205	10,236,001
Slack Technologies, Inc.-Class A (a)	10,810	243,009
Smartsheet, Inc.-Class A (a)	13,195	592,719
Splunk, Inc. (a)	3,688	552,352
Trade Desk, Inc. (The)-Class A (a)	2,300	597,494
Verint Systems, Inc. (a)	9,332	516,620
Zoom Video Communications, Inc.-Class A (a)	3,436	233,785

		98,447,935

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (b)	137,530	40,385,685
NCR Corp. (a)	18,884	663,961

		41,049,646

		260,761,637

Financials - 9.3%
Banks - 4.9%
Associated Banc-Corp.	27,550	607,202
Bank of America Corp.	715,540	25,201,319
Citigroup, Inc.	219,843	17,563,257
Comerica, Inc.	7,100	509,425
JPMorgan Chase & Co.	167,706	23,378,216
PNC Financial Services Group, Inc. (The)	51,968	8,295,652
Sterling Bancorp./DE	25,150	530,162
SVB Financial Group (a)	1,727	433,546
Synovus Financial Corp.	15,274	598,741
Texas Capital Bancshares, Inc. (a)	8,465	480,558
Umpqua Holdings Corp.	31,038	549,373
Webster Financial Corp.	10,322	550,782
Wells Fargo & Co. (b)	387,573	20,851,427
Zions Bancorp NA	14,001	726,932

		100,276,592

Capital Markets - 0.8%
Ares Management Corp.-Class A	18,553	662,156
Goldman Sachs Group, Inc. (The)	64,704	14,877,391
Stifel Financial Corp.	9,541	578,662
Tradeweb Markets, Inc.-Class A	10,251	475,134

		16,593,343

Consumer Finance - 0.4%
OneMain Holdings, Inc.	8,857	373,323

Company	Shares	U.S. $ Value
Synchrony Financial	238,651	$8,593,822

		8,967,145

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.-Class B (a)	94,943	21,504,590

Insurance - 2.0%
American Financial Group, Inc./OH	5,072	556,145
Everest Re Group Ltd.	25,594	7,085,443
Fidelity National Financial, Inc.	175,414	7,955,025
First American Financial Corp.	6,166	359,601
Hanover Insurance Group, Inc. (The)	2,550	348,508
Kemper Corp.	6,402	496,155
Old Republic International Corp.	5,593	125,115
Progressive Corp. (The)	214,486	15,526,642
Reinsurance Group of America, Inc.-Class A	48,178	7,855,905
Selective Insurance Group, Inc.	4,534	295,571

		40,604,110

Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	17,720	647,843
Essent Group Ltd.	9,277	482,311

		1,130,154

		189,075,934

Health Care - 8.8%
Biotechnology - 1.4%
Aimmune Therapeutics, Inc. (a)	8,570	286,838
Allogene Therapeutics, Inc. (a)	7,332	190,485
Arena Pharmaceuticals, Inc. (a)	4,120	187,130
Ascendis Pharma A/S (Sponsored ADR) (a)	2,475	344,322
BeiGene Ltd. (Sponsored ADR) (a)	1,354	224,439
Biohaven Pharmaceutical Holding Co., Ltd. (a)	6,407	348,797
Blueprint Medicines Corp. (a)	4,313	345,515
Coherus Biosciences, Inc. (a)	7,450	134,137
Deciphera Pharmaceuticals, Inc. (a)	5,436	338,337
Gilead Sciences, Inc.	82,453	5,357,796
Gossamer Bio, Inc. (a)	7,407	115,772
Incyte Corp. (a)	5,520	482,006
Invitae Corp. (a)	16,956	273,500
Madrigal Pharmaceuticals, Inc. (a)	1,430	130,287
Neurocrine Biosciences, Inc. (a)	6,190	665,363
NextCure, Inc. (a)	4,611	259,738
Precision BioSciences, Inc. (a)	6,923	96,161
Regeneron Pharmaceuticals, Inc. (a)	18,573	6,973,790
Sarepta Therapeutics, Inc. (a)	3,610	465,834
Ultragenyx Pharmaceutical, Inc. (a)	6,133	261,941
Vertex Pharmaceuticals, Inc. (a)	45,612	9,986,747

		27,468,935

Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	41,053	9,577,255

Company	Shares	U.S. $ Value
Insulet Corp. (a)	4,780	$818,336
Medtronic PLC	97,769	11,091,893
Penumbra, Inc. (a)	4,356	715,560

		22,203,044

Health Care Providers & Services - 2.1%
Amedisys, Inc. (a)	4,690	782,855
Anthem, Inc.	42,899	12,956,785
Guardant Health, Inc. (a)	8,519	665,675
Molina Healthcare, Inc. (a)	3,685	500,017
UnitedHealth Group, Inc.	95,302	28,016,882

		42,922,214

Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	10,840	907,525

Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	4,970	378,962
ICON PLC (a)	7,729	1,331,166

		1,710,128

Pharmaceuticals - 4.1%
GW Pharmaceuticals PLC (Sponsored ADR) (a)	889	92,954
Johnson & Johnson	108,208	15,784,301
Merck & Co., Inc.	159,228	14,481,787
Novo Nordisk A/S (Sponsored ADR)	124,425	7,201,719
Pfizer, Inc.	437,590	17,144,776
Revance Therapeutics, Inc. (a)	8,346	135,456
Roche Holding AG (Sponsored ADR)	405,584	16,491,045
Zoetis, Inc.	93,830	12,418,400

		83,750,438

		178,962,284

Consumer Discretionary - 6.8%
Auto Components - 0.6%
Cooper-Standard Holdings, Inc. (a)	6,955	230,628
Dana, Inc.	29,312	533,479
Lear Corp.	3,566	489,255
Magna International, Inc.-Class A (United States)	204,611	11,220,867

		12,474,229

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	6,119	919,625
Chegg, Inc. (a)	19,977	757,328
Houghton Mifflin Harcourt Co. (a)	31,112	194,450
Strategic Education, Inc.	4,500	715,050

		2,586,453

Hotels, Restaurants & Leisure - 0.6%
Bloomin’ Brands, Inc.	21,355	471,305
Chipotle Mexican Grill, Inc.-Class A (a)	730	611,090
Papa John’s International, Inc.	8,039	507,663
Planet Fitness, Inc. (a)	12,260	915,577

Company	Shares	U.S. $ Value
Starbucks Corp.	109,144	$9,595,940

		12,101,575

Household Durables - 0.1%
Lennar Corp.-Class A	8,587	479,069
NVR, Inc. (a)	192	731,215
Taylor Morrison Home Corp.-Class A (a)	22,013	481,204
Tempur Sealy International, Inc. (a)	7,670	667,750

		2,359,238

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	7,465	13,794,126
Booking Holdings, Inc. (a)	5,769	11,847,968

		25,642,094

Leisure Products - 0.1%
Brunswick Corp./DE	8,746	524,585
Callaway Golf Co.	16,901	358,301

		882,886

Multiline Retail - 0.4%
Dollar General Corp.	54,259	8,463,319

Specialty Retail - 2.9%
AutoZone, Inc. (a)	11,264	13,418,916
Burlington Stores, Inc. (a)	4,940	1,126,468
Dynatrace, Inc. (a)	22,918	579,825
Five Below, Inc. (a)	6,828	873,028
Foot Locker, Inc.	9,504	370,561
Home Depot, Inc. (The)	87,076	19,015,657
Michaels Cos., Inc. (The) (a)	14,048	113,648
National Vision Holdings, Inc. (a)	24,033	779,390
Ross Stores, Inc.	72,490	8,439,286
Signet Jewelers Ltd.	9,395	204,247
TJX Cos., Inc. (The)	222,107	13,561,854
Williams-Sonoma, Inc.	1,933	141,960

		58,624,840

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	8,556	326,411
NIKE, Inc.-Class B	135,670	13,744,728
Skechers U.S.A., Inc.-Class A (a)	8,590	371,002

		14,442,141

		137,576,775

Communication Services - 6.7%
Diversified Telecommunication Services - 1.9%
Comcast Corp.-Class A	511,428	22,998,917
Verizon Communications, Inc.	235,033	14,431,027

		37,429,944

Entertainment - 0.9%
Electronic Arts, Inc. (a)	84,102	9,041,806

Company	Shares	U.S. $ Value
Roku, Inc. (a)	4,110	$550,329
Walt Disney Co. (The) (b)	62,519	9,042,123

		18,634,258

Interactive Media & Services - 3.9%
Alphabet, Inc.-Class C (a)(b)	36,537	48,850,700
Facebook, Inc.-Class A (a)(b)	150,898	30,971,814

		79,822,514

Media - 0.0%
Criteo SA (Sponsored ADR) (a)	17,346	300,606

		136,187,322

Industrials - 3.8%
Aerospace & Defense - 1.0%
AAR Corp.	10,563	476,391
Axon Enterprise, Inc. (a)	11,146	816,779
Boeing Co. (The)	26,251	8,551,526
Hexcel Corp.	9,671	708,981
Raytheon Co.	45,200	9,932,248

		20,485,925

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	5,548	432,855
Hub Group, Inc.-Class A (a)	6,320	324,153

		757,008

Airlines - 0.6%
Alaska Air Group, Inc.	8,894	602,569
Delta Air Lines, Inc.	193,515	11,316,757
Hawaiian Holdings, Inc.	13,831	405,110
SkyWest, Inc.	6,830	441,423

		12,765,859

Building Products - 0.1%
Armstrong World Industries, Inc.	6,770	636,177
Masonite International Corp. (a)	8,586	619,995
Trex Co., Inc. (a)	7,780	699,266

		1,955,438

Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	7,100	645,674

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	6,940	623,420
Quanta Services, Inc.	12,652	515,063
Tutor Perini Corp. (a)	17,250	221,835

		1,360,318

Electrical Equipment - 0.4%
AMETEK, Inc.	6,886	686,810
Eaton Corp. PLC	75,541	7,155,243
EnerSys	6,723	503,082

Company	Shares	U.S. $ Value
Regal Beloit Corp.	3,549	$303,830

		8,648,965

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	5,164	835,742
Honeywell International, Inc.	82,830	14,660,910

		15,496,652

Machinery - 0.1%
Gardner Denver Holdings, Inc. (a)	14,750	541,030
IDEX Corp.	4,148	713,456
Kennametal, Inc.	11,226	414,127
Nordson Corp.	4,760	775,118
Terex Corp.	10,950	326,091

		2,769,822

Professional Services - 0.0%
CoStar Group, Inc. (a)	980	586,334

Road & Rail - 0.5%
Kansas City Southern	1,090	166,944
Knight-Swift Transportation Holdings, Inc.	25,443	911,877
Norfolk Southern Corp.	47,497	9,220,593

		10,299,414

Trading Companies & Distributors - 0.1%
MRC Global, Inc. (a)	22,169	302,385
SiteOne Landscape Supply, Inc. (a)	7,074	641,258
United Rentals, Inc. (a)	2,240	373,565

		1,317,208

		77,088,617

Consumer Staples - 3.5%
Beverages - 0.8%
Cott Corp.	36,151	494,545
PepsiCo, Inc.	119,410	16,319,765

		16,814,310

Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc.	3,713	590,330
Costco Wholesale Corp.	26,243	7,713,342
Grocery Outlet Holding Corp. (a)	17,416	565,149
US Foods Holding Corp. (a)	158,358	6,633,617
Walmart, Inc.	134,677	16,005,015

		31,507,453

Food Products - 0.1%
Hain Celestial Group, Inc. (The) (a)	20,433	530,338
Nomad Foods Ltd. (a)	30,424	680,585

		1,210,923

Household Products - 0.8%
Procter & Gamble Co. (The)	134,734	16,828,277

Company	Shares	U.S. $ Value
Tobacco - 0.3%
Altria Group, Inc.	114,309	$5,705,162

		72,066,125

Energy - 2.5%
Energy Equipment & Services - 0.1%
Cactus, Inc.-Class A	9,361	321,270
Dril-Quip, Inc. (a)	7,088	332,498
Oil States International, Inc. (a)	18,070	294,722
Patterson-UTI Energy, Inc.	25,855	271,477
RPC, Inc.	24,160	126,598

		1,346,565

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	112,030	13,500,735
Cimarex Energy Co.	2,957	155,213
EOG Resources, Inc.	165,725	13,881,126
HollyFrontier Corp.	7,725	391,735
Phillips 66	57,235	6,376,551
QEP Resources, Inc.	43,739	196,826
Royal Dutch Shell PLC (Sponsored ADR)	250,729	15,036,218

		49,538,404

		50,884,969

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Campus Communities, Inc.	11,685	549,546
Americold Realty Trust	12,897	452,169
Camden Property Trust	5,418	574,850
Cousins Properties, Inc.	12,740	524,888
CubeSmart	270,058	8,501,426
Easterly Government Properties, Inc.	16,539	392,470
Empire State Realty Trust, Inc.-Class A	21,135	295,045
MGM Growth Properties LLC-Class A	16,970	525,561
Mid-America Apartment Communities, Inc.	117,383	15,478,122
Park Hotels & Resorts, Inc.	16,508	427,062
Regency Centers Corp.	102,167	6,445,716
STAG Industrial, Inc.	19,250	607,722
Sun Communities, Inc.	3,348	502,535

		35,277,112

Real Estate Management & Development - 0.5%
CBRE Group, Inc.-Class A (a)	176,904	10,842,446

		46,119,558

Utilities - 1.2%
Electric Utilities - 1.2%
Alliant Energy Corp.	12,111	662,714
American Electric Power Co., Inc.	166,278	15,714,934
NextEra Energy, Inc.	30,617	7,414,213
PNM Resources, Inc.	7,195	364,858

		24,156,719

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	3,220	244,623

Company	Shares		U.S. $ Value
Multi-Utilities - 0.0%
Black Hills Corp.		4,865	$382,097

			24,783,439

Materials - 0.5%
Chemicals - 0.5%
FMC Corp.		6,350	633,857
Orion Engineered Carbons SA		19,125	369,112
Trinseo SA		8,090	301,029
Westlake Chemical Corp.		113,420	7,956,413

			9,260,411

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.		27,833	463,420
Sealed Air Corp.		9,194	366,197

			829,617

Metals & Mining - 0.0%
Alcoa Corp. (a)		13,494	290,256
Carpenter Technology Corp.		7,841	390,325

			680,581

			10,770,609

Total Common Stocks (cost $817,150,174)			1,184,277,269

INVESTMENT COMPANIES - 41.4%
Funds and Investment Trusts - 41.4% (c)(d)
AB All Market Real Return Portfolio-Class Z		16,231,132	141,210,851
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z		8,681,632	97,321,090
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z		26,600,111	329,575,377
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z		4,104,347	48,226,075
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio-Class Z		1,507,406	43,307,766
Sanford C. Bernstein Fund, Inc. - International Portfolio-Class Z		10,880,045	183,546,367

Total Investment Companies (cost $761,827,754)			843,187,526

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill
Zero Coupon, 1/02/20-3/26/20 (cost $7,985,188)	U.S.$	8,000	7,985,816

Company	Shares	U.S. $ Value
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.53% (c)(d)(e) (cost $198,556)	198,556	$198,556

Total Short-Term Investments (cost $8,183,744)		8,184,372

Total Investments - 100.0% (cost $1,587,161,672) (f)		2,035,649,167
Other assets less liabilities - 0.0%		55,262

Net Assets - 100.0%		$2,035,704,429

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	36	March 2020	$3,811,390	$(29,748)
10 Yr Mini Japan Government Bond Futures	92	March 2020	128,853,343	17,762
Euro Buxl 30 Yr Bond Futures	78	March 2020	17,356,781	(519,495)
Euro STOXX 50 Index Futures	4,494	March 2020	187,975,892	(487,937)
Euro-BOBL Futures	257	March 2020	38,522,441	(121,684)
Euro-Bund Futures	169	March 2020	32,319,328	(407,228)
FTSE 100 Index Futures	44	March 2020	4,370,597	18,542
Mini MSCI Emerging Market Futures	851	March 2020	47,664,510	1,885,682
TOPIX Index Futures	777	March 2020	123,069,992	(184,044)
U.S. T-Note 2 Yr (CBT) Futures	347	March 2020	74,778,500	(31,679)
U.S. T-Note 10 Yr (CBT) Futures	1,187	March 2020	152,436,766	(1,116,622)
U.S. Ultra Bond (CBT) Futures	302	March 2020	54,860,188	(1,412,326)
Sold Contracts
10 Yr Australian Bond Futures	73	March 2020	7,323,423	137,174
Hang Seng Index Futures	83	January 2020	15,055,953	(92,278)
Long Gilt Futures	121	March 2020	21,057,137	186,202
MSCI Singapore IX ETS Futures	186	January 2020	5,137,663	6,425
Russell 2000 E-Mini Futures	152	March 2020	12,696,560	(257,875)
S&P 500 E-Mini Futures	883	March 2020	142,653,065	(3,761,818)
S&P Mid 400 E-Mini Futures	52	March 2020	10,736,960	(238,653)
S&P/TSX 60 Index Futures	748	March 2020	116,633,969	(410,677)
SPI 200 Futures	237	March 2020	27,454,406	835,299

				$(5,984,978)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	12,453	USD	12,600	1/10/20	$(270,786)
Bank of America, NA	EUR	41,511	USD	45,821	1/16/20	(779,664)
Barclays Bank PLC	USD	26,594	NZD	41,641	1/17/20	1,443,045
BNP Paribas SA	SEK	343,974	USD	35,976	1/08/20	(757,807)
BNP Paribas SA	USD	41,192	NOK	376,444	1/08/20	1,687,760

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	13,445	SEK	130,203	1/08/20	$460,161
BNP Paribas SA	USD	6,590	NZD	10,057	1/17/20	181,865
BNP Paribas SA	AUD	39,549	USD	27,101	1/23/20	(666,679)
Citibank, NA	USD	26,901	NOK	239,607	1/08/20	391,842
Citibank, NA	USD	27,021	SEK	260,299	1/08/20	777,523
Citibank, NA	GBP	29,209	USD	38,315	1/10/20	(384,018)
Citibank, NA	EUR	30,373	USD	33,917	1/16/20	(179,939)
Citibank, NA	USD	39,033	EUR	35,049	1/16/20	313,038
Citibank, NA	USD	27,321	AUD	39,549	1/23/20	447,036
Citibank, NA	USD	15,862	JPY	1,714,717	1/30/20	(60,298)
Credit Suisse International	NOK	161,193	USD	17,851	1/08/20	(510,154)
Credit Suisse International	GBP	30,639	USD	39,571	1/10/20	(1,021,695)
Credit Suisse International	USD	36,092	EUR	32,475	1/16/20	364,580
Credit Suisse International	AUD	30,799	USD	21,007	1/23/20	(616,955)
Credit Suisse International	USD	10,564	CAD	13,970	1/23/20	195,281
Goldman Sachs Bank USA	USD	20,307	GBP	15,551	1/10/20	296,479
Goldman Sachs Bank USA	NZD	39,486	USD	25,915	1/17/20	(670,936)
Goldman Sachs Bank USA	JPY	2,013,180	USD	18,433	1/30/20	(118,907)
Goldman Sachs Bank USA	USD	35,354	JPY	3,820,706	1/30/20	(145,400)
HSBC Bank USA	USD	19,435	GBP	15,088	1/10/20	554,666
HSBC Bank USA	USD	19,913	NZD	30,076	1/17/20	337,178
JPMorgan Chase Bank, NA	NOK	728,804	USD	79,646	1/08/20	(3,370,272)
JPMorgan Chase Bank, NA	USD	39,579	NOK	355,098	1/08/20	868,880
JPMorgan Chase Bank, NA	USD	62,309	SEK	599,600	1/08/20	1,724,366
JPMorgan Chase Bank, NA	CHF	13,575	USD	13,763	1/10/20	(267,515)
JPMorgan Chase Bank, NA	USD	13,867	CHF	13,605	1/10/20	194,694
JPMorgan Chase Bank, NA	NZD	15,930	USD	10,123	1/17/20	(602,948)
JPMorgan Chase Bank, NA	USD	26,385	NZD	40,473	1/17/20	865,215
JPMorgan Chase Bank, NA	USD	21,273	AUD	30,702	1/23/20	283,088
Morgan Stanley & Co., Inc.	USD	26,087	SEK	250,844	1/08/20	701,915
Morgan Stanley & Co., Inc.	USD	28,526	JPY	3,112,013	1/30/20	151,801
Royal Bank of Canada	NZD	25,711	USD	16,388	1/17/20	(924,014)
Standard Chartered Bank	CHF	40,191	USD	41,026	1/10/20	(513,959)
State Street Bank & Trust Co.	NZD	71	USD	45	1/17/20	(2,591)
State Street Bank & Trust Co.	USD	46	NZD	71	1/17/20	1,564
UBS AG	SEK	306,370	USD	31,546	1/08/20	(1,172,354)
UBS AG	USD	13,176	CHF	12,916	1/10/20	173,628
UBS AG	CAD	41,211	USD	31,010	1/23/20	(729,242)

						$(1,350,528)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $478,069,854 and gross unrealized depreciation of investments was $(36,917,865), resulting in net unrealized appreciation of $441,151,989.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,184,277,269		$	– 0	–	$	– 0	–	$1,184,277,269
Investment Companies	843,187,526			– 0	–		– 0	–	843,187,526
Short-Term Investments:
U.S. Treasury Bills	– 0	–		7,985,816			– 0	–	7,985,816
Investment Companies	198,556			– 0	–		– 0	–	198,556

Total Investments in Securities	2,027,663,351			7,985,816			– 0	–	2,035,649,167
Other Financial Instruments (b):
Assets:
Futures	2,226,820			860,266			– 0	–	3,087,086
Forward Currency Exchange Contracts	– 0	–		12,415,605			– 0	–	12,415,605
Liabilities:
Futures	(8,307,805)			(764,259)			– 0	–	(9,072,064)
Forward Currency Exchange Contracts	– 0	–		(13,766,133)			– 0	–	(13,766,133)

Total	$2,021,582,366			$6,731,295		$	– 0	–	$2,028,313,661

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

												Distributions
Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)		Market Value 12/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$133,149	$2,895	$	– 0	–	$	– 0	–	$5,167		$141,211	$2,895	$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	88,767	1,866		– 0	–		– 0	–	6,688		97,321	1,866		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio	303,226	6,619		– 0	–		– 0	–	19,730		329,575	6,619		– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	44,196	226		– 0	–		– 0	–	3,804		48,226	226		– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	38,589	750		– 0	–		– 0	–	3,969		43,308	750		– 0	–
Sanford C. Bernstein Fund, Inc. - International Portfolio	169,319	3,365		– 0	–		– 0	–	10,862		183,546	3,365		– 0	–
Government Money Market Portfolio	18,419	82,645		100,865			– 0	–	– 0	–	199	28		– 0	–

Total	$795,665	$98,366		$100,865		$	– 0	–	$50,220		$843,386	$15,749	$	– 0	–